Business Combination - Acquisition of Ad Network Assets of Travora Media: Business Acquisition, Pro Forma Information (Tables)	3 Months Ended
Mar. 31, 2013
Tables/Schedules
Business Acquisition, Pro Forma Information

	Three month Period ended March 31, 2013	Three month Period ended March 31, 2012

Revenues	$ 2,128,807	$ 2,556,257
Income from continuing operations, before provision for income taxes	$ (7,483,194)	$ (1,260,985)
Income from continuing operations	$ (7,483,994)	$ (1,262,985)
Net income	$ (7,483,994)	$ (1,262,985)

Weighted average common shares outstanding:
Basic	6,463,852	10,431,165
Diluted	6,463,852	10,431,165

Earnings per share:
Basic - income from continuing operations	$(1.1577)	$(0.1209)
Basic - net income	$(1.1578)	$(0.1211)
Diluted - income from continuing operations	$(1.1577)	$(0.1209)
Diluted - net income	$(1.1578)	$(0.1211)